Segmental analysis - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Analysis of goodwill
Carrying value of goodwill	£ 5,520	£ 5,675
Retail Banking
Analysis of goodwill
Carrying value of goodwill	2,607	2,607
Commercial & Institutional
Analysis of goodwill
Carrying value of goodwill	2,904	2,904
Private Banking & Wealth Management
Analysis of goodwill
Carrying value of goodwill	9	9
Central Items and other
Analysis of goodwill
Carrying value of goodwill	£ 0	£ 155